RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Vimeo Inc.
Related Party Transaction [Line Items]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Relationship with IAC prior to the Spin-off
Vimeo’s consolidated statement of operations includes allocations of costs, including stock-based compensation expense, related to IAC’s accounting, treasury, legal, tax, corporate support and internal audit functions. These allocations were based on Vimeo's revenue as a percentage of IAC's total revenue. Allocated costs, inclusive of stock-based compensation expense, were $1.0 million and $0.8 million for the three months ended March 31, 2021 and 2020, respectively. It is not practicable to determine the actual expenses that would have been incurred for these services had Vimeo operated as a standalone entity during the periods presented. Management considers the allocation method to be reasonable.
In addition to these amounts, which were previously not allocated to Vimeo, but were allocated for purposes of these standalone financial statements, Vimeo is allocated expenses from IAC for certain support services, such as financial systems. Vimeo also participates in IAC's health and welfare benefit plans and obtains certain services through contracts that are held in IAC's name. The total related charge for both the three months ended March 31, 2021 and 2020 were $2.7 million. IAC also allocated $0.9 million and $1.1 million to Vimeo for the space that Vimeo occupies in IAC’s headquarters building for the three months ended March 31, 2021 and 2020, respectively. The amounts were charged to Vimeo through the "Due to IAC/InterActiveCorp" account described below.
Due to IAC/InterActiveCorp
At March 31, 2021, Vimeo has a current payable due to IAC of $3.0 million, which is included in "Accrued expenses and other current liabilities" in the accompanying consolidated balance sheet. The payable at March 31, 2021 was subsequently paid in April 2021. At December 31, 2020, there was no amount due to IAC.
Debt—Related Party
Debt—related party consists of:

	March 31, 2021	December 31, 2020
	(In thousands)
Promissory note due on demand—related party	$—	$44,565
Promissory note due May 2, 2023—related party	—	50,000
Total debt—related party	$—	$94,565
In January 2021, Vimeo repaid its outstanding related party debt to IAC in the amount of $99.5 million, which included accrued interest of $4.9 million, using a portion of the proceeds from the January 2021 primary equity raise. Each promissory note bore interest at 10% per annum. Accrued interest on debt—related party at December 31, 2020 was $4.2 million and is included in "Accrued expenses and other current liabilities" in the accompanying consolidated balance sheet.
Financial Instruments Measured at Fair Value Only for Disclosure Purposes
The following table presents the carrying value and the fair value of financial instruments measured at fair value only for disclosure purposes:

	March 31, 2021		December 31, 2020
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In thousands)
Promissory note due on demand—related party	$—	$—	$44,565	$44,565
Long-term debt—related party	$—	$—	$50,000	$54,545
The fair value of debt—related party, including the promissory note due on demand—related party, was based on Level 3 inputs and was estimated by discounting the future cash flows based on current market conditions.
Relationship with IAC following the Spin-off
If the Spin-off is consummated, Vimeo will enter into certain agreements with IAC to govern the relationship between the Vimeo and IAC following the Spin-off. These agreements will include: a separation agreement; a tax matters agreement; a transition services agreement; and an employee matters agreement.

NOTE 13 — RELATED PARTY TRANSACTIONS

Relationship with IAC prior to the Spin-off

Vimeo’s consolidated statement of operations includes allocations of costs, including stock-based compensation expense, related to IAC’s accounting, treasury, legal, tax, corporate support and internal audit functions. These allocations were based on Vimeo’s revenue as a percentage of IAC’s total revenue. Allocated costs, inclusive of stock-based compensation expense, were $2.5 million and $6.1 million in 2019 and 2020, respectively. It is not practicable to determine the actual expenses that would have been incurred for these services had Vimeo operated as a standalone entity during the periods presented. Management considers the allocation method to be reasonable.

In addition to this amount, which was previously not allocated to Vimeo, but was allocated for purposes of these standalone financial statements, Vimeo is allocated expenses from IAC for certain support services, such as financial systems. Vimeo also participates in IAC’s health and welfare benefit plans and obtains certain services through contracts that are held in IAC’s name. The total related charge in the years ended December 31, 2019 and 2020 were $9.3 million and $10.3 million, respectively. IAC also allocated $3.8 million to Vimeo for the space that Vimeo occupies in IAC’s headquarters building in each of the years ended December 31, 2019 and 2020. The amounts were charged to Vimeo through the “Due to IAC/InterActiveCorp” account described below.

Due to IAC/InterActiveCorp

Prior to the November 10, 2020 equity sale, Vimeo participated in IAC’s centrally managed U.S. treasury function. At December 31, 2019, Vimeo has a current payable due to IAC of $17.6 million. This amount was paid to IAC during 2020. At December 31, 2020, there is no amount due to IAC.

Debt — Related Party

Debt — related party consists of:

	December 31,
	2019	2020

	(In thousands)
Promissory notes due on demand – related party:
Promissory note due on demand – related party	$35,457	$—
Promissory note due on demand – related party	24,296	44,565
Total promissory notes due on demand – related party	59,753	44,565
Promissory note due May 2, 2023 – related party	37,706	50,000
Total debt — related party	$97,459	$94,565

On May 2, 2016, Vimeo issued a promissory note due May 2, 2023 to IAC for up to an amount not to exceed $50.0 million for general working capital purposes in the ordinary course of business. The promissory note bears interest at 10% per annum.

On December 1, 2016 and September 25, 2017, Vimeo issued promissory notes payable on demand to subsidiaries of IAC that are not subsidiaries of Vimeo. The proceeds were used for general working capital purposes in the ordinary course of business. Each promissory note bears interest at 10% per annum.

Accrued interest on debt — related party at December 31, 2019 and 2020 is $5.7 million and $4.2 million, respectively, and is included in “Accrued expenses and other current liabilities” in the accompanying consolidated balance sheet.

Financial Instruments Measured at Fair Value Only for Disclosure Purposes

The following table presents the carrying value and the fair value of financial instruments measured at fair value only for disclosure purposes:

	December 31, 2019		December 31, 2020
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value

	(In thousands)
Promissory notes due on demand – related party	$59,753	$59,753	$44,565	$44,565
Long-term debt – related party	$37,706	$43,487	$50,000	$54,545

The fair value of debt — related party, including promissory notes due on demand — related party, is based on Level 3 inputs and is estimated by discounting the future cash flows based on current market conditions.

Debt — related party maturities:

Debt maturities as of December 31, 2020 are summarized in the table below:

Years Ending December 31,	(In thousands)
2021	$44,565
2023	50,000
Total	$94,565

Relationship with IAC following the Spin-off

If the Spin-off is consummated, Vimeo will enter into certain agreements with IAC to govern the relationship between Vimeo and IAC following the Spin-off. These agreements will include: a separation agreement; a tax matters agreement; a transition services agreement; and an employee matters agreement.